Shareholders' Capital	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Shareholders' Capital

NOTE 15. SHAREHOLDERS’ CAPITAL

(a) Authorized	–	unlimited number of voting common shares
	–	unlimited number of preferred shares, issuable in series, limited to an amount equal to one half of the issued and outstanding common shares

(b) Issued

Common shares	Number	Amount
Balance, December 31, 2023	14,336,539	$2,365,129
Settlement of PSUs and RSUs	265,143	21,846
Share options exercised	7,410	978
Share repurchases	(833,614)	(76,570)
Share repurchase accrual - December 31, 2024	—	(10,000)
Redemption of non-management directors share units	4,024	346
Balance, December 31, 2024	13,779,502	2,301,729
Reversal of share repurchase accrual - December 31, 2024	—	10,000
Share repurchase accrual - December 31, 2025	—	(10,000)
Settlement of PSUs and RSUs	150,068	11,651
Share options exercised	5,870	599
Share repurchases	(1,024,002)	(76,857)
Redemption of non-management directors share units	20,961	1,644
Balance, December 31, 2025	12,932,399	$2,238,766

(c) Normal Course Issuer Bid

In 2025, the TSX approved Precision’s application to renew its Normal Course Issuer Bid (NCIB). Under the terms of the NCIB, Precision may purchase and cancel up to a maximum of 1,251,850 common shares, representing 10% of the public float of common shares as of September 5, 2025. Purchases under the NCIB are made through the facilities of the TSX, the New York Stock Exchange and various other designated exchanges in accordance with applicable regulatory requirements at a price per common share representative of the market price at the time of acquisition. The NCIB will terminate no later than September 18, 2026.

For the year ended December 31, 2025, Precision repurchased and cancelled a total of 1,024,002 (2024 – 833,614) common shares for $76 million (2024 – $75 million) and recorded $1 million (2024 – $1 million) of share buy back tax.

Prior to December 31, 2025, Precision entered into an Automated Share Purchase Plan (ASPP) with an independent broker to permit the Corporation to repurchase common shares during its internal blackout period. The volume of purchases is determined by the broker in its sole discretion based on the purchase price and maximum volume parameters established by the Corporation under the ASPP. The Corporation recorded a liability for purchases that are estimated to occur during the blackout period based on the parameters of the NCIB and ASPP. As of December 31, 2025, Precision recorded a liability in accounts payable and corresponding decrease to share capital of $10 million (2024 – $10 million).

Subsequent to December 31, 2025, Precision repurchased and cancelled 32,538 common shares for $3 million.